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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended JUNE 30, 2001

               (Please read instructions before preparing form.)

If amended report check here [ ]

GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager                                       *
                                                                               1
909 MONTGOMERY STREET, SUITE 500    SAN FRANCISCO        CA           94133    *
-------------------------------------------------------------------------------2
Business Address         (Street)      (City)          (State)        (Zip)

GAIL P. SENECA                     415-486-6725             PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 17 day
                             -------------              ----------        --
of JULY, 2001.
   ----  ----

                                           GENESIS CAPITAL MANAGEMENT L.P.
                                          ---------------------------------
                                      (Name of Institutional Investment Manager)

                                           /s/ Gail P. Seneca
                                          ---------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                                    *                                                         *
Name:                                  13F File No.:3   Name:                                    13F File No.:3

1. GENESIS CAPITAL MANAGEMENT, L.P.    028-05737        6.
------------------------------------   --------------   --------------------------------------   --------------
2.                                                      7.
------------------------------------   --------------   --------------------------------------   --------------
3.                                                      8.
------------------------------------   --------------   --------------------------------------   --------------
4.                                                      9.
------------------------------------   --------------   --------------------------------------   --------------
5.                                                      10.
------------------------------------   --------------   --------------------------------------   --------------
                                                                                                SEC 1685 (5/91)

Seneca Capital Management LLC
FORM 13F
Gen Cap
June 30, 2001


                                                                                             Voting Authority
                                 Title                                                       ----------------
                                  of               Value     Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                   class    CUSIP   (x$1000)  Prn Amt    Prn   Call   Dscretn  Managers             Sole  Shared  None
------------------------------   -----  ---------  -------  --------   ---   ----   -------  --------             ----  ------  ----
Ace Ltd                          COM    G0070K103    8393    214720    SH           Defined                           214720
Adolph Coors Cl B                COM    217016104    4866     96980    SH           Defined                            96980
Allergan Inc                     COM    018490102    7457     88740    SH           Defined                            88740
Amer Std Cos Inc                 COM    029712106    5847     97280    SH           Defined                            97280
American International Group I   COM    026874107    1613     18970    SH           Defined                            18970
Anheuser Busch Cos Inc.          COM    035229103    1223     29690    SH           Defined                            29690
Applied Materials  Inc           COM    038222105    1234     25140    SH           Defined                            25140
Applied Micro Circuits Corp      COM    03822W109    2208    128360    SH           Defined                           128360
Baxter International Inc         COM    071813109     205      4060    SH           Defined                             4060
CVS Corp                         COM    126650100    1222     31670    SH           Defined                            31670
Capital One Financial Corp       COM    14040H105    8815    146550    SH           Defined                           146550
Cardinal Health Inc              COM    14149Y108    1520     22035    SH           Defined                            22035
Cendant Corp                     COM    151313103    5577    286000    SH           Defined                           286000
Charter One Fin Inc              COM    160903100    4725    148110    SH           Defined                           148110
Citigroup Inc                    COM    172967101    1389     26284    SH           Defined                            26284
Citrix Systems Inc               COM    177376100    4913    140760    SH           Defined                           140760
Clear Channels Communications    COM    184502102    1028     16390    SH           Defined                            16390
Colgate-Palmolive Co             COM    194162103    1524     25830    SH           Defined                            25830
Comcast Corp Special Cl A        COM    200300200    1499     34550    SH           Defined                            34550
Crown Castle Int'l Corp          COM    228227104    4687    285790    SH           Defined                           285790
Devon Energy Corp                COM    25179M103    4059     77310    SH           Defined                            77310
Diamond Offshore Drilling Inc    COM    25271C102    1290     39030    SH           Defined                            39030
Dow Chemical Co                  COM    260543103     826     24850    SH           Defined                            24850
Dynegy Inc-CL A                  COM    26816Q101    4564    100310    SH           Defined                           100310

E M C Corp Mass                  COM    268648102     749      25590       SH           Defined                            25590
Echostar Communications Corp N   COM    278762109    8827     272260       SH           Defined                           272260
Emulex Corp                      COM    292475209    2265      56070       SH           Defined                            56070
Exxon Mobil Corp                 COM    30231G102    1254      14360       SH           Defined                            14360
Fairchild Semicon Intl CL A      COM    303726103    2260      98259       SH           Defined                            98259
Federal Nat'l Mtge               COM    313586109    1290      15170       SH           Defined                            15170
General Electric Co              COM    369604103    1127      23120       SH           Defined                            23120
HCA - The Healthcare Company     COM    404119109    1445      31970       SH           Defined                            31970
Halliburton Company              COM    406216101    1155      32445       SH           Defined                            32445
Healthsouth Corp                 COM    421924101    6117     383020       SH           Defined                           383020
Home Depot Inc                   COM    437076102    1527      32800       SH           Defined                            32800
IDEC Pharmaceuticals Corp        COM    449370105    6263      92520       SH           Defined                            92520
Intel Corp                       COM    458140100    1284      43890       SH           Defined                            43890
International Business Machine   COM    459200101    1070       9470       SH           Defined                             9470
International Rectifier Corp     COM    460254105    4943     144970       SH           Defined                           144970
Johnson & Johnson                COM    478160104    1140      22800       SH           Defined                            22800
Jones Apparel Group Inc          COM    480074103    6007     139050       SH           Defined                           139050
KLA-Tencor Corporation           COM    482480100    5986     102370       SH           Defined                           102370
Kinder Morgan Inc                COM    49455p101    5800     115420       SH           Defined                           115420
Laboratory Corp Of Amer Hldgs    COM    50540R409   10538     137030       SH           Defined                           137030
MGIC Investment Corp             COM    552848103    8247     113530       SH           Defined                           113530
McData Corporation Cl B          COM    580031102     905      41432       SH           Defined                            41432
McDonalds Corp                   COM    580135101    1386      51230       SH           Defined                            51230
Micron Technolgy Inc             COM    595112103     952      23160       SH           Defined                            23160
Microsoft Corp                   COM    594918104    2129      29170       SH           Defined                            29170
Minnesota Minng & Mfg Co         COM    604059105    1458      12780       SH           Defined                            12780
NDS Group Plc-Spons ADR          COM    628891103    2285      67410       SH           Defined                            67410
Nabors Industries                COM    629568106    6031     162130       SH           Defined                           162130
Nextel Partners Inc-Cl A         COM    65333F107    3260     210040       SH           Defined                           210040
Openwave Systems Inc             COM    683718100    3525     101580       SH           Defined                           101580
Peoplesoft Inc                   COM    712713106    1257      25530       SH           Defined                            25530
Peregrine Systems Inc            COM    71366Q101    6641     229000       SH           Defined                           229000
Pfizer Inc                       COM    717081103    1469      36690       SH           Defined                            36690
Reebok Intl Ltd                  COM    758110100    5920     185010       SH           Defined                           185010
Rite Aid                         COM    767754104    4120     457790       SH           Defined                           457790
SBC Communications Inc           COM    78387G103    1412      35240       SH           Defined                            35240
SPX Corp                         COM    784635104    9594      76640       SH           Defined                            76640

Santa Fe International Corp      COM    G7805C108    5616   188067       SH           Defined                  188067
Shaw Group Inc                   COM    820280105    4602   114770       SH           Defined                  114770
Stanley Works Inc.               COM    854616109    6702   160017       SH           Defined                  160017
Target Corp                      COM    87612E106    1406    40630       SH           Defined                   40630
Tenet Healthcare Corporation     COM    88033G100    9263   179510       SH           Defined                  179510
Tiffany & Co                     COM    886547108    5578   154000       SH           Defined                  154000
Tyco Int'l Ltd                   COM    902124106    1391    25520       SH           Defined                   25520
Valero Energy Corp               COM    91913Y100    3577    97250       SH           Defined                   97250
Veritas Software Corp            COM    923436109    1619    24340       SH           Defined                   24340
Walmart Stores Inc               COM    931142103    1507    30880       SH           Defined                   30880
Washington Mutual Inc.           COM    939322103    1457    38810       SH           Defined                   38810
Weatherford International        COM    947074100    6660   138750       SH           Defined                  138750
Wells Fargo & Co                 COM    949746101    1510    32530       SH           Defined                   32530
REPORT SUMMARY                   74 DATA RECORDS   263209        0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED